Borrowings	12 Months Ended
Dec. 31, 2017
Borrowings
6.	Borrowings

Borrowings consist of secured borrowings issued through our securitization program, borrowings through secured facilities, unsecured notes issued by us, and other interest-bearing liabilities related primarily to obligations to return cash collateral held. To match the interest rate and currency characteristics of our borrowings with the interest rate and currency characteristics of our assets, we enter into interest rate and foreign currency swaps with independent parties. Under these agreements, we make periodic payments, generally indexed to the related asset rates or rates which are highly correlated to the asset rates, in exchange for periodic payments which generally match our interest obligations on fixed or variable rate notes (see “Note 7 —Derivative Financial Instruments”). Payments and receipts on our interest rate and currency swaps are not reflected in the following tables.

The following table summarizes our borrowings.

	December 31, 2017			December 31, 2016
(Dollars in millions)	Short Term	Long Term	Total	Short Term	Long Term	Total
Unsecured borrowings:
Senior unsecured debt(1)	$1,306	$12,624	$13,930	$717	$13,029	$13,746
Total unsecured borrowings	1,306	12,624	13,930	717	13,029	13,746
Secured borrowings:
FFELP Loan securitizations	—	71,208	71,208	—	73,522	73,522
Private Education Loan securitizations(2)	686	12,646	13,332	548	14,125	14,673
FFELP Loan — other facilities	1,536	6,830	8,366	—	12,443	12,443
Private Education Loan — other facilities	684	1,710	2,394	464	—	464
Other(3)	538	—	538	606	—	606
Total secured borrowings	3,444	92,394	95,838	1,618	100,090	101,708
Total before hedge accounting adjustments	4,750	105,018	109,768	2,335	113,119	115,454
Hedge accounting adjustments	21	(6)	15	(1)	(751)	(752)
Total	$4,771	$105,012	$109,783	$2,334	$112,368	$114,702

(1)

Includes principal amount of $1.3 billion and $719 million of short-term debt as of December 31, 2017 and 2016, respectively. Includes principal amount of $12.7 billion and $13.1 billion of long-term debt as of December 31, 2017 and 2016, respectively.

(2)

Includes $686 million and $548 of short-term debt related to the Private Education Loan asset-backed securitization repurchase facilities (“Repurchase Facilities”) as of December 31, 2017 and 2016, respectively. Includes $1.3 billion and $475 million of long-term debt related to the Repurchase Facilities as of December 31, 2017 and 2016, respectively.

(3)

“Other” primarily includes the obligation to return cash collateral held related to derivative exposures, which includes $0 million and $193 million of securities re-pledged subject to an overnight repurchase transaction as of December 31, 2017 and 2016, respectively.

Short-term Borrowings

Short-term borrowings have a remaining term to maturity of one year or less. The following tables summarize outstanding short-term borrowings (secured and unsecured), the weighted average interest rates at the end of each period, and the related average balances and weighted average interest rates during the periods.

	December 31, 2017		Year Ended December 31, 2017
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Private Education Loan securitizations(1)	$686	4.65%	$706	4.32%
FFELP Loan — other facilities	1,536	2.11	261	1.26
Private Education Loan — other facilities	684	2.92	572	2.42
Senior unsecured debt	1,327	8.06	1,197	6.80
Other interest-bearing liabilities	538	1.33	458	1.27
Total short-term borrowings	$4,771	4.16%	$3,194	4.22%
Maximum outstanding at any month end	$4,771

	December 31, 2016		Year Ended December 31, 2016
(Dollars in millions)	Ending Balance	Weighted Average Interest Rate	Average Balance	Weighted Average Interest Rate
Private Education Loan securitizations(1)	$548	3.72%	$42	3.81%
FFELP Loan — other facilities	—	—	—	—
Private Education Loan —other facilities	464	2.02	389	1.83
Senior unsecured debt	716	4.22	1,032	5.01
Other interest-bearing liabilities	606	.96	629	.48
Total short-term borrowings	$2,334	2.82%	$2,092	3.03%
Maximum outstanding at any month end	$2,637

(1)	Relates to Repurchase Facilities.

Long-term Borrowings

The following tables summarize outstanding long-term borrowings, the weighted average interest rates at the end of the periods, and the related average balances during the periods.

	December 31, 2017
		Weighted Average	Year Ended December 31, 2017
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2018-2083	$83,209	2.31%	$86,186
Non-U.S. dollar-denominated:
Interest bearing, due 2023-2041	6,423	.37	7,355
Total floating rate notes	89,632	2.17	93,541
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2019-2058	15,114	5.60	15,266
Non-U.S.-dollar denominated:
Interest bearing, due 2034-2035	266	2.72	281
Total fixed rate notes	15,380	5.55	15,547
Total long-term borrowings	$105,012	2.67%	$109,088

	December 31, 2016
		Weighted Average	Year Ended December 31, 2016
(Dollars in millions)	Ending Balance(1)	Interest Rate(2)	Average Balance
Floating rate notes:
U.S. dollar-denominated:
Interest bearing, due 2017-2083	$88,575	1.65%	$93,881
Non-U.S. dollar-denominated:
Interest bearing, due 2023-2041	7,265	.28	8,761
Total floating rate notes	95,840	1.54	102,642
Fixed rate notes:
U.S. dollar-denominated:
Interest bearing, due 2018-2058	16,271	5.65	16,050
Non-U.S.-dollar denominated:
Interest bearing, due 2034-2035	257	2.82	281
Total fixed rate notes	16,528	5.60	16,331
Total long-term borrowings	$112,368	2.14%	$118,973

(1)	Ending balance is expressed in U.S. dollars using the spot currency exchange rate. Includes fair value adjustments under hedge accounting for notes designated as the hedged item in a fair value hedge.
(2)	Weighted average interest rate is stated rate relative to currency denomination of debt.

As of December 31, 2017, the expected maturities of our long-term borrowings are shown in the following table.

	Expected Maturity
(Dollars in millions)	Senior Unsecured Debt	Secured Borrowings(1)	Total(2)
Year of Maturity
2018	$—	$11,810	$11,810
2019	2,369	10,276	12,645
2020	2,041	9,076	11,117
2021	1,428	7,477	8,905
2022	1,731	6,326	8,057
2023-2039	5,055	47,429	52,484
	12,624	92,394	105,018
Hedge accounting adjustments	240	(246)	(6)
Total	$12,864	$92,148	$105,012

(1)

We view our securitization trust debt as long-term based on the contractual maturity dates which range from 2018 to 2083. However, we have projected the expected principal paydowns based on our current estimates regarding the securitized loans’ prepayment speeds for purposes of this disclosure to better reflect how we expect this debt to be paid down over time. The projected principal paydowns in year 2018 include $11.8 billion related to the securitization trust debt.

(2)

The aggregate principal amount of debt that matures in each period is $11.9 billion in 2018, $12.7 billion in 2019, $11.2 billion in 2020, $9.0 billion in 2021, $8.1 billion in 2022 and $53.0 billion in 2023-2039.

Variable Interest Entities

We consolidate the following financing VIEs as of December 31, 2017 and 2016, as we are the primary beneficiary. As a result, these VIEs are accounted for as secured borrowings.

	December 31, 2017
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets, Net	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$71,208	$71,208	$72,145	$2,335	$1,078	$75,558
Private Education Loan securitizations(1)	686	12,646	13,332	17,739	484	237	18,460
FFELP Loan — other facilities	1,536	3,999	5,535	5,565	204	156	5,925
Private Education Loan — other facilities	684	1,710	2,394	3,147	68	31	3,246
Total before hedge accounting adjustments	2,906	89,563	92,469	98,596	3,091	1,502	103,189
Hedge accounting adjustments	—	(246)	(246)	—	—	(342)	(342)
Total	$2,906	$89,317	$92,223	$98,596	$3,091	$1,160	$102,847

	December 31, 2016
	Debt Outstanding			Carrying Amount of Assets Securing Debt Outstanding
(Dollars in millions)	Short Term	Long Term	Total	Loans	Cash	Other Assets, Net	Total
Secured Borrowings — VIEs:
FFELP Loan securitizations	$—	$73,522	$73,522	$74,197	$2,676	$778	$77,651
Private Education Loan securitizations(1)	548	14,125	14,673	19,815	455	260	20,530
FFELP Loan — other facilities	—	9,046	9,046	9,232	289	172	9,693
Private Education Loan — other facilities	464	—	464	685	10	14	709
Other	66	—	66	79	4	—	83
Total before hedge accounting adjustments	1,078	96,693	97,771	104,008	3,434	1,224	108,666
Hedge accounting adjustments	—	(1,201)	(1,201)	—	—	(1,235)	(1,235)
Total	$1,078	$95,492	$96,570	$104,008	$3,434	$(11)	$107,431

(1)

Includes $686 million of short-term debt, $1.3 billion of long-term debt and $96 million of restricted cash related to the Repurchase Facilities as of December 31, 2017. Includes $548 million of short-term debt, $475 million of long-term debt and $49 million of restricted cash related to the Repurchase Facilities as of December 31, 2016.

Securitizations

Private Education Loan ABS Repurchase Facilities

Since the fourth quarter of 2015, we have closed on $2.5 billion of Private Education Loan ABS Repurchase Facilities.  These repurchase facilities are collateralized by Residual Interests in previously issued Private Education Loan ABS trusts. The lenders also have unsecured recourse to Navient Corporation as guarantor for any shortfall in amounts payable. Because these facilities are secured by the Residual Interests in previous securitizations, we show the debt and assets as part of Private Education Loan securitizations in the Secured Borrowings table above.

FFELP Loans — Other Secured Borrowing Facilities

We have various secured borrowing facilities that we use to finance our FFELP Loans. Liquidity is available under these secured credit facilities to the extent we have eligible collateral and available capacity. The maximum borrowing capacity under these facilities will vary and is subject to each agreement’s borrowing conditions. These include but are not limited to the facility’s size, current usage and the availability and fair value of qualifying unencumbered FFELP Loan collateral. Our borrowings under these facilities are non-recourse. The maturity dates on these facilities range from November 2018 to January 2021. The interest rate on certain facilities can increase under certain circumstances. The facilities are subject to termination under certain circumstances. As of December 31, 2017, there was approximately $8.4 billion outstanding under these facilities, with approximately $9.4 billion of assets securing these facilities. As of December 31, 2017, the maximum unused capacity under these facilities was $2.4 billion. As of December 31, 2017, we had $0.7 billion of unencumbered FFELP Loans.

Private Education Loans — Other Secured Borrowing Facilities

We have various secured borrowing facilities that we use to finance our Private Education Loans. Liquidity is available under these secured credit facilities to the extent we have eligible collateral and available capacity. The maximum borrowing capacity under these facilities will vary and is subject to each agreement’s borrowing conditions. These include but are not limited to the facility’s size, current usage and the availability and fair value of qualifying unencumbered Private Education Loan collateral. Our borrowings under these facilities are non-recourse. The maturity dates on these facilities range from June 2018 to June 2020. The interest rate on certain facilities can increase under certain circumstances. The facilities are subject to termination under certain circumstances. As of December 31, 2017, there was approximately $2.4 billion outstanding under these facilities, with approximately $3.1 billion of assets securing these facilities. As of December 31, 2017, the maximum unused capacity under these facilities was $925 million. As of December 31, 2017, we had $2.5 billion of unencumbered Private Education Loans.

The Private Education Loan ABCP facilities’ borrowing capacity includes a new $750 million revolving credit facility that closed in fourth-quarter 2017 to warehouse Private Education Refinance Loan originations. This facility matures in October 2018. At December 31, 2017, the available capacity under this facility was $328 million.

Other Funding Sources

Senior Unsecured Debt

We issued $1.6 billion, $1.3 billion and $500 million of unsecured debt in 2017, 2016 and 2015, respectively.

Debt Repurchases

The following table summarizes activity related to our senior unsecured debt and ABS repurchases. “Gains (losses) on debt repurchases” is shown net of hedging-related gains and losses.

	Years Ended December 31,
(Dollars in millions)	2017	2016	2015
Debt principal repurchased	$513	$1,467	$1,744
Gains (losses) on debt repurchases	(3)	1	21